Assets/Liabilities for Insurance Contracts and Reinsurance Contracts - Schedule of Assets and Liabilities Related to Insurance Contracts (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Assets And Liabilities Related To Insurance Contracts [Roll Forward]
Net income (expenses) from reinsurance contracts held	$ 8,580,010	$ (1,512,636)	$ (5,122,006)
Net Income for the Year	1,763,824,213	797,150,061	357,608,989
Insurance contracts
Disclosure Of Assets And Liabilities Related To Insurance Contracts [Roll Forward]
Insurance contracts that are assets at beginning of period	23,220,782	8,265,155
Insurance contracts that are liabilities at beginning of period	(249,901,470)	(9,618,206)
Net balance	(686,046,274)	(226,680,688)	(1,353,051)
Insurance revenue	408,727,524	226,451,962
Incurred claims and other directly attributable expenses	(326,553,821)	(113,169,366)
Changes that relate to past service	16,655,374	(2,479,112)
Losses on onerous contracts and reversal of those losses	(1,010,716)	(1,007,592)
Insurance acquisition cash flows amortization	(88,995,442)	(22,359,577)
Insurance service expenses	(399,904,605)	(139,015,647)
Insurance service result	8,822,919	87,436,315
IAS 29 + Finance expenses from insurance contracts held	28,629,664	(8,962,082)
Net Income for the Year	37,452,583	78,474,233
Premiums received	(324,561,175)	(231,554,628)
Claims and other directly attributable expenses paid	244,448,953	92,183,443
Insurance acquisition cash flows	60,904,074	36,818,136
Total cash flows	(19,208,148)	(102,553,049)
Acquisitions	(477,610,021)	(201,248,821)
Insurance contracts that are liabilities at end of period	(723,224,667)	(249,901,470)	(9,618,206)
Insurance contracts that are assets at end of period	37,178,393	23,220,782	8,265,155
Insurance contracts | Net liabilities or assets for remaining coverage excluding loss component
Disclosure Of Assets And Liabilities Related To Insurance Contracts [Roll Forward]
Insurance contracts that are assets at beginning of period	35,113,644	16,812,511
Insurance contracts that are liabilities at beginning of period	12,748,815	(3,907,579)
Net balance	(439,843,370)	47,862,459	12,904,932
Insurance revenue	408,727,524	226,451,962
Incurred claims and other directly attributable expenses	0	0
Changes that relate to past service	0	0
Losses on onerous contracts and reversal of those losses	0	0
Insurance acquisition cash flows amortization	(88,995,442)	(22,359,577)
Insurance service expenses	(88,995,442)	(22,359,577)
Insurance service result	319,732,082	204,092,385
IAS 29 + Finance expenses from insurance contracts held	(66,170,789)	(12,852,410)
Net Income for the Year	253,561,293	191,239,975
Premiums received	(324,561,175)	(231,554,628)
Claims and other directly attributable expenses paid	0	0
Insurance acquisition cash flows	60,904,074	36,818,136
Total cash flows	(263,657,101)	(194,736,492)
Acquisitions	(477,610,021)	38,454,044
Insurance contracts that are liabilities at end of period	(487,524,312)	12,748,815	(3,907,579)
Insurance contracts that are assets at end of period	47,680,942	35,113,644	16,812,511
Insurance contracts | Loss component
Disclosure Of Assets And Liabilities Related To Insurance Contracts [Roll Forward]
Insurance contracts that are assets at beginning of period	(908,414)	0
Insurance contracts that are liabilities at beginning of period	(99,178)	0
Net balance	(1,473,416)	(1,007,592)	0
Insurance revenue	0	0
Incurred claims and other directly attributable expenses	0	0
Changes that relate to past service	0	0
Losses on onerous contracts and reversal of those losses	(1,010,716)	(1,007,592)
Insurance acquisition cash flows amortization	0
Insurance service expenses	(1,010,716)	(1,007,592)
Insurance service result	(1,010,716)	(1,007,592)
IAS 29 + Finance expenses from insurance contracts held	544,892	0
Net Income for the Year	(465,824)	(1,007,592)
Premiums received	0	0
Claims and other directly attributable expenses paid	0	0
Insurance acquisition cash flows	0	0
Total cash flows	0	0
Acquisitions	0	0
Insurance contracts that are liabilities at end of period	(1,470,691)	(99,178)	0
Insurance contracts that are assets at end of period	(2,725)	(908,414)	0
Insurance contracts | Liabilities for incurred claims | Estimates of the present value of cash flows
Disclosure Of Assets And Liabilities Related To Insurance Contracts [Roll Forward]
Insurance contracts that are assets at beginning of period	(10,667,337)	(8,051,563)
Insurance contracts that are liabilities at beginning of period	(258,725,702)	(5,636,704)
Net balance	(240,290,047)	(269,393,039)	(13,688,267)
Insurance revenue	0	0
Incurred claims and other directly attributable expenses	(323,880,079)	(113,944,635)
Changes that relate to past service	16,286,574	(2,479,112)
Losses on onerous contracts and reversal of those losses	0	0
Insurance acquisition cash flows amortization	0
Insurance service expenses	(307,593,505)	(116,423,747)
Insurance service result	(307,593,505)	(116,423,747)
IAS 29 + Finance expenses from insurance contracts held	92,247,544	3,687,151
Net Income for the Year	(215,345,961)	(112,736,596)
Premiums received	0	0
Claims and other directly attributable expenses paid	244,448,953	92,183,443
Insurance acquisition cash flows	0	0
Total cash flows	244,448,953	92,183,443
Acquisitions	0	(235,151,619)
Insurance contracts that are liabilities at end of period	(229,963,515)	(258,725,702)	(5,636,704)
Insurance contracts that are assets at end of period	(10,326,532)	(10,667,337)	(8,051,563)
Insurance contracts | Liabilities for incurred claims | Risk adjustment
Disclosure Of Assets And Liabilities Related To Insurance Contracts [Roll Forward]
Insurance contracts that are assets at beginning of period	(317,111)	(495,793)
Insurance contracts that are liabilities at beginning of period	(3,825,405)	(73,923)
Net balance	(4,439,441)	(4,142,516)	(569,716)
Insurance revenue	0	0
Incurred claims and other directly attributable expenses	(2,673,742)	775,269
Changes that relate to past service	368,800	0
Losses on onerous contracts and reversal of those losses	0	0
Insurance acquisition cash flows amortization	0
Insurance service expenses	(2,304,942)	775,269
Insurance service result	(2,304,942)	775,269
IAS 29 + Finance expenses from insurance contracts held	2,008,017	203,177
Net Income for the Year	(296,925)	978,446
Premiums received	0	0
Claims and other directly attributable expenses paid	0	0
Insurance acquisition cash flows	0	0
Total cash flows	0	0
Acquisitions	0	(4,551,246)
Insurance contracts that are liabilities at end of period	(4,266,149)	(3,825,405)	(73,923)
Insurance contracts that are assets at end of period	(173,292)	(317,111)	(495,793)
Reinsurance contracts
Disclosure Of Assets And Liabilities Related To Insurance Contracts [Roll Forward]
Insurance contracts that are assets at beginning of period	67,655,158	233,507
Insurance contracts that are liabilities at beginning of period	(5,115,361)	0
Net balance	59,124,372	62,539,797	233,507
Reinsurance expenses	(25,109,117)	(14,027,795)
Incurred claims and other directly attributable expenses	29,389,606	11,669,333
Changes that relate to past service	4,502,554	403,692
Loss recovery component	(203,033)	442,134
Net income (expenses) from reinsurance contracts held	8,580,010	(1,512,636)
IAS 29 + Finance expenses from insurance contracts held	(31,744,861)	20,028,102
Net Income for the Year	(23,164,851)	18,515,466
Premiums paid net of ceding commissions and other directly attributable expenses paid	36,982,602	8,937,098
Recoveries from reinsurance	(17,233,176)	(3,127,576)
Total cash flows	19,749,426	5,809,522
Acquisitions	0	37,981,302
Insurance contracts that are liabilities at end of period	0	(5,115,361)	0
Insurance contracts that are assets at end of period	59,124,372	67,655,158	233,507
Reinsurance contracts | Net liabilities or assets for remaining coverage excluding loss component
Disclosure Of Assets And Liabilities Related To Insurance Contracts [Roll Forward]
Insurance contracts that are assets at beginning of period	18,634,137	(305,911)
Insurance contracts that are liabilities at beginning of period	(8,861,774)	0
Net balance	20,417,994	9,772,363	(305,911)
Reinsurance expenses	(25,109,117)	(14,027,795)
Incurred claims and other directly attributable expenses	0	0
Changes that relate to past service	0	0
Loss recovery component	0	0
Net income (expenses) from reinsurance contracts held	(25,109,117)	(14,027,795)
IAS 29 + Finance expenses from insurance contracts held	(1,227,854)	10,322,869
Net Income for the Year	(26,336,971)	(3,704,926)
Premiums paid net of ceding commissions and other directly attributable expenses paid	36,982,602	8,937,098
Recoveries from reinsurance	0	0
Total cash flows	36,982,602	8,937,098
Acquisitions	0	4,846,102
Insurance contracts that are liabilities at end of period	0	(8,861,774)	0
Insurance contracts that are assets at end of period	20,417,994	18,634,137	(305,911)
Reinsurance contracts | Loss component
Disclosure Of Assets And Liabilities Related To Insurance Contracts [Roll Forward]
Insurance contracts that are assets at beginning of period	442,134	0
Insurance contracts that are liabilities at beginning of period	0	0
Net balance	0	442,134	0
Reinsurance expenses	0	0
Incurred claims and other directly attributable expenses	0	0
Changes that relate to past service	0	0
Loss recovery component	(203,033)	442,134
Net income (expenses) from reinsurance contracts held	(203,033)	442,134
IAS 29 + Finance expenses from insurance contracts held	(239,101)	0
Net Income for the Year	(442,134)	442,134
Premiums paid net of ceding commissions and other directly attributable expenses paid	0	0
Recoveries from reinsurance	0	0
Total cash flows	0	0
Acquisitions	0	0
Insurance contracts that are liabilities at end of period	0	0	0
Insurance contracts that are assets at end of period	0	442,134	0
Reinsurance contracts | Liabilities for incurred claims | Estimates of the present value of cash flows
Disclosure Of Assets And Liabilities Related To Insurance Contracts [Roll Forward]
Insurance contracts that are assets at beginning of period	48,500,231	515,367
Insurance contracts that are liabilities at beginning of period	3,668,523	0
Net balance	38,544,485	52,168,754	515,367
Reinsurance expenses	0	0
Incurred claims and other directly attributable expenses	29,325,866	11,681,442
Changes that relate to past service	4,472,181	403,692
Loss recovery component	0	0
Net income (expenses) from reinsurance contracts held	33,798,047	12,085,134
IAS 29 + Finance expenses from insurance contracts held	(30,189,140)	9,721,563
Net Income for the Year	3,608,907	21,806,697
Premiums paid net of ceding commissions and other directly attributable expenses paid	0	0
Recoveries from reinsurance	(17,233,176)	(3,127,576)
Total cash flows	(17,233,176)	(3,127,576)
Acquisitions	0	32,974,266
Insurance contracts that are liabilities at end of period	0	3,668,523	0
Insurance contracts that are assets at end of period	38,544,485	48,500,231	515,367
Reinsurance contracts | Liabilities for incurred claims | Risk adjustment
Disclosure Of Assets And Liabilities Related To Insurance Contracts [Roll Forward]
Insurance contracts that are assets at beginning of period	78,656	24,051
Insurance contracts that are liabilities at beginning of period	77,890	0
Net balance	161,893	156,546	24,051
Reinsurance expenses	0	0
Incurred claims and other directly attributable expenses	63,740	(12,109)
Changes that relate to past service	30,373	0
Loss recovery component	0	0
Net income (expenses) from reinsurance contracts held	94,113	(12,109)
IAS 29 + Finance expenses from insurance contracts held	(88,766)	(16,330)
Net Income for the Year	5,347	(28,439)
Premiums paid net of ceding commissions and other directly attributable expenses paid	0	0
Recoveries from reinsurance	0	0
Total cash flows	0	0
Acquisitions	0	160,934
Insurance contracts that are liabilities at end of period	0	77,890	0
Insurance contracts that are assets at end of period	$ 161,893	$ 78,656	$ 24,051